TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	$ 7,243,441	$ 6,995,890
Tangible assets at end of period	9,608,300	7,243,441	$ 6,995,890
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	11,157,542	10,630,546	10,746,735
Increase / (decrease) due to changes in the lease variables	146,733	177,314	636,227
Purchases or capitalized expenses	1,155,071	891,358	910,673
Withdrawals / Sales	(1,089,628)	(676,142)	(945,492)
Change in fair value	71,702	44,294	111,208
Revaluation of investment properties	404	16,935	557
Transfers to/from non-current assets held for sale	9,307	22,556	(93,702)
Transfers from other accounts receivable for concession contracts and intangible assets	2,816,300
Loss of control in subsidiary			(565)
Discontinued operations	(63,095)	(5,207)	(8,444)
Reclassification MFG operation	(344,252)
Effect of movement in exchange rates	(154,472)	132,141	(197,600)
Reclassifications	(24,650)	(76,253)	(529,051)
Tangible assets at end of period	13,680,962	11,157,542	10,630,546
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(3,906,757)	(3,628,905)	(3,505,547)
Depreciation of the year charged against profit or loss	(597,897)	(561,845)	(531,401)
Withdrawals / Sales	311,433	326,024	337,634
Transfers to/from non-current assets held for sale	3,309	1,007	57,298
Loss of control in subsidiary			476
Discontinued operations	(20,068)	(22,272)	(25,581)
Reclassification MFG operation	103,382
Effect of movement in exchange rates	35,077	(30,179)	41,213
Reclassifications	1,686	9,413	(2,997)
Tangible assets at end of period	(4,069,835)	(3,906,757)	(3,628,905)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(7,344)	(5,751)	(5,747)
Year impairment charge	327	(3,632)	(4)
Withdrawals / Sales	4,087
Effect of movement in exchange rates	103	(22)
Reclassifications		2,061
Tangible assets at end of period	(2,827)	(7,344)	(5,751)
Right-of-use assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	1,351,624	1,336,957
Tangible assets at end of period	1,482,036	1,351,624	1,336,957
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	2,447,762	2,250,768	2,095,839
Increase / (decrease) due to changes in the lease variables	146,733	177,314	636,227
Purchases or capitalized expenses	360,573	185,779	236,652
Withdrawals / Sales	(110,398)	(145,986)	(174,060)
Reclassification MFG operation	(87,040)
Effect of movement in exchange rates	(26,421)	27,212	(39,001)
Reclassifications	(1,754)	(47,325)	(504,889)
Tangible assets at end of period	2,729,455	2,447,762	2,250,768
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(1,096,138)	(913,811)	(766,245)
Depreciation of the year charged against profit or loss	(281,007)	(265,586)	(237,514)
Withdrawals / Sales	73,101	99,664	90,904
Discontinued operations	(10,799)	(10,485)	(10,974)
Reclassification MFG operation	53,964
Effect of movement in exchange rates	12,998	(10,006)	11,611
Reclassifications	462	4,086	(1,593)
Tangible assets at end of period	(1,247,419)	(1,096,138)	(913,811)
Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	972,935	906,469
Tangible assets at end of period	882,979	972,935	906,469
Investment property [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	972,935	906,469	880,963
Purchases or capitalized expenses	165,271	37,859	56,307
Withdrawals / Sales	(344,236)	(85,975)	(200,670)
Change in fair value	68,306	36,705	92,607
Revaluation of investment properties	404	16,935	557
Transfers to/from non-current assets held for sale	26,604	22,370	95,593
Discontinued operations	2,734	(864)	(7,649)
Reclassification MFG operation	(10,026)
Effect of movement in exchange rates	(7,868)	6,966	(7,079)
Reclassifications	8,855	32,470	(4,160)
Tangible assets at end of period	882,979	972,935	906,469
Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	238,339	230,672
Tangible assets at end of period	235,409	238,339	230,672
Biological assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	238,339	230,672	212,630
Purchases or capitalized expenses	27,222	26,572	26,118
Withdrawals / Sales	(33,548)	(26,494)	(26,677)
Change in fair value	3,396	7,589	18,601
Tangible assets at end of period	235,409	238,339	230,672
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	4,600,105	4,427,803
Tangible assets at end of period	6,935,437	4,600,105	4,427,803
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	7,368,175	7,113,556	7,456,503
Purchases or capitalized expenses	585,117	631,313	561,009
Withdrawals / Sales	(598,233)	(417,570)	(544,069)
Transfers to/from non-current assets held for sale	(17,297)	186	(189,295)
Transfers from other accounts receivable for concession contracts and intangible assets	2,816,300
Loss of control in subsidiary			(565)
Discontinued operations	(65,829)	(4,343)	(795)
Reclassification MFG operation	(247,186)
Effect of movement in exchange rates	(120,183)	97,963	(151,520)
Reclassifications	(18,278)	(52,930)	(17,712)
Tangible assets at end of period	9,702,586	7,368,175	7,113,556
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(2,760,780)	(2,680,412)	(2,720,889)
Depreciation of the year charged against profit or loss	(294,386)	(273,582)	(275,312)
Withdrawals / Sales	237,052	226,338	246,714
Transfers to/from non-current assets held for sale	3,309	1,007	57,298
Loss of control in subsidiary			476
Discontinued operations	(9,269)	(11,787)	(14,607)
Reclassification MFG operation	49,418
Effect of movement in exchange rates	22,079	(20,173)	29,602
Reclassifications	(11,807)	(2,171)	(3,694)
Tangible assets at end of period	(2,764,384)	(2,760,780)	(2,680,412)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(7,290)	(5,341)	(5,372)
Year impairment charge	335	(3,988)	31
Withdrawals / Sales	4,087
Effect of movement in exchange rates	103	(22)
Reclassifications		2,061
Tangible assets at end of period	(2,765)	(7,290)	(5,341)
Property, plant and equipment subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	80,438	93,989
Tangible assets at end of period	72,439	80,438	93,989
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	130,331	129,081	100,800
Purchases or capitalized expenses	16,888	9,835	30,587
Withdrawals / Sales	(3,213)	(117)	(16)
Reclassifications	(13,473)	(8,468)	(2,290)
Tangible assets at end of period	130,533	130,331	129,081
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(49,839)	(34,682)	(18,413)
Depreciation of the year charged against profit or loss	(22,504)	(22,677)	(18,575)
Withdrawals / Sales	1,280	22	16
Reclassifications	13,031	7,498	2,290
Tangible assets at end of period	(58,032)	(49,839)	(34,682)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets at beginning of period	(54)	(410)	(375)
Year impairment charge	(8)	356	(35)
Tangible assets at end of period	$ (62)	$ (54)	$ (410)